Fair Value Measurements - Summary Of Change in Fair Value of Derivative Liabilities (Detail) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jan. 31, 2021
Rigetti Holdings Inc [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Initial measurement on March 2, 2022 upon Business Combination (Note 3)		$ 0
Fair Value, Inputs, Level 3 | Forward Warrant Agreement [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Balance—December 31, 2021	$ 230,000
Change in fair values	(5,078,000)
Extinguishment due to exercise of the warrants	3,305,000
Balance—June 30, 2022	(1,543,000)	230,000
Fair Value, Inputs, Level 3 | Earn out Liability [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Initial measurement on March 2, 2022 upon Business Combination (Note 3)	26,583,000
Change in fair values	(17,658,000)
Balance—June 30, 2022	8,925,000
Fair Value, Inputs, Level 3 | Rigetti Holdings Inc [Member] | Convertible Notes [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Balance—December 31, 2021		0	$ 26,892,459
Issuance			0
Change in fair values			0
Extinguishment due to exercise of the warrants			(26,892,459)
Balance—June 30, 2022			0
Fair Value, Inputs, Level 3 | Rigetti Holdings Inc [Member] | Simple Agreement For Future Equity [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Balance—December 31, 2021		0	1,882,397
Extinguishment due to exercise of the warrants			(1,882,397)
Balance—June 30, 2022			0
Fair Value, Inputs, Level 3 | Rigetti Holdings Inc [Member] | Derivative Warrant Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Balance—December 31, 2021	4,354,707	0	0
Issuance		2,690,574
Change in fair values		1,664,133
Extinguishment due to exercise of the warrants		0
Balance—June 30, 2022		4,354,707	0
Fair Value, Inputs, Level 3 | Rigetti Holdings Inc [Member] | Forward Warrant Agreement [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Balance—December 31, 2021	230,000	0	0
Issuance		400,000
Change in fair values		(170,000)
Extinguishment due to exercise of the warrants		0
Balance—June 30, 2022		230,000	$ 0
Fair Value, Inputs, Level 3 | Private Placement Warrants | Derivative Warrant Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Initial measurement on March 2, 2022 upon Business Combination (Note 3)	9,167,000
Change in fair values	(5,829,000)
Balance—June 30, 2022	3,338,000
Fair Value, Inputs, Level 3 | Trinity Warrants [Member] | Derivative Warrant Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Balance—December 31, 2021	4,355,000
Change in fair values	2,015,000
Extinguishment due to exercise of the warrants	$ (6,370,000)
Balance—June 30, 2022		$ 4,355,000